Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Deferred tax assets:
Accruals and reserves	$ 1,631	$ 916
Deferred revenue	84	33
Property and equipment		73
Stock-based compensation	700	285
Net operating loss carryforwards	26,690	26,027
Research and development credits	5,649	3,056
Total deferred tax assets before valuation allowance	34,754	30,390
Valuation allowance	(33,253)	(29,590)
Deferred tax assets	1,501	800
Deferred tax liabilities:
Deferred contract costs	(1,229)	(800)
Property and equipment	(143)
Other	(129)
Total deferred tax liabilities	(1,501)	(800)
Net deferred tax assets (liabilities)	$ 0	$ 0